Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill
Beginning balance	$ 21,179	$ 23,136
Foreign currency translation adjustment	(353)	(1,957)
Ending balance	$ 20,826	$ 21,179